Expense Example, No Redemption - Logan Capital International ETF - Logan Capital International ETF Class	Sep. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	$ 428